Contract liabilities (Tables)	12 Months Ended
Aug. 31, 2021
Contract liabilities
Schedule of contract liabilities

	2021	2020
	$	$
Opening balance	20,443	180,072
Business acquisition	482,173	—
Payments received in advance	1,199,958	516,820
Payments reimbursed	(37,842)	—
Transferred to revenues	(766,019)	(676,449)
Closing balance	898,713	20,443